Note 19 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2025	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$2,286,597	$3,210,903	$-	$5,497,500
Cost of revenues	1,709,454	1,941,860	-	3,651,314
Selling, general and administrative	352,142	915,475	43,161	1,310,778
Depreciation and amortization	46,780	138,339	90	185,209
Acquisition-related items	7,800	1,258	3,063	12,121
Operating earnings	170,421	213,971		338,078
Other income, net				2,136
Interest expense, net				(73,702)
Income taxes				(75,765)

Net earnings				$190,747

Total assets	$1,015,353	$3,258,780	$9,580	$4,283,713
Total additions to long lived assets	49,538	311,992	-	361,530

2024	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$2,134,469	$3,082,425	$-	$5,216,894
Cost of revenues	1,610,531	1,888,443	-	3,498,974
Selling, general and administrative	324,650	854,493	50,398	1,229,541
Depreciation and amortization	37,506	127,672	91	165,269
Acquisition-related items	2,576	(18,263)	1,285	(14,402)
Operating earnings	159,206	230,080		337,512
Other income, net				3,239
Interest expense, net				(82,853)
Income taxes				(70,124)

Net earnings				$187,774

Total assets	$1,064,696	$3,124,584	$5,572	$4,194,852
Total additions to long lived assets	74,880	462,130	-	537,010

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2025	2024

United States
Revenues	$4,928,072	$4,566,136
Total long-lived assets	2,356,504	2,178,444

Canada
Revenues	$569,428	$650,758
Total long-lived assets	388,976	426,934

Consolidated
Revenues	$5,497,500	$5,216,894
Total long-lived assets	2,745,480	2,605,378